SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 2.83	$ 4.17	$ 3.83
Unrecognized share-based compensation expense	$ 7,340
Unrecognized compensation cost, recognition period	2 years 8 months 8 days
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	18,977,240
Ordinary shares available for issuance	2,585,025
Vesting period	4 years
Award expiration period	10 years